As filed with the Securities and Exchange Commission on July 19, 2018

Securities Act File No. 002-78646

Investment Company Act File No. 811-03189

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 59	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 75	☒
(Check appropriate box or boxes)

BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
Frank P. Bruno, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On July 27, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $0.10 per share.

Explanatory Note

This Post-Effective Amendment No. 59 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 75 under the Investment Company Act of 1940, as amended (the “1940 Act”)), to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Financial Institutions Series Trust (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until July 27, 2018, the effectiveness of the registration statement for BlackRock Summit Cash Reserves Fund (the “Fund”), filed in Post-Effective Amendment No. 48 on January 10, 2018, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 59 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 48 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock Financial Institutions Series Trust (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 19th day of July, 2018.

BLACKROCK SUMMIT CASH RESERVES FUND OF BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski	Trustee, President and Chief Executive Officer (Principal Executive Officer)	July 19, 2018
John M. Perlowski

/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	July 19, 2018
Neal J. Andrews

Susan J. Carter*	Trustee
Susan J. Carter

Collette Chilton*	Trustee
Collette Chilton

Neil A. Cotty*	Trustee
Neil A. Cotty

Rodney D. Johnson*	Trustee
Rodney D. Johnson

Cynthia A. Montgomery*	Trustee
Cynthia A. Montgomery

Joseph P. Platt*	Trustee
Joseph P. Platt

Robert C. Robb, Jr.*	Trustee
Robert C. Robb, Jr.

Mark Stalnecker*	Trustee
Mark Stalnecker

Kenneth L. Urish*	Trustee
Kenneth L. Urish

	Claire A. Walton*	Trustee
Claire A. Walton

	Frederick W. Winter*	Trustee
Frederick W. Winter

	Robert Fairbairn*	Trustee
Robert Fairbairn

*By:	/s/ Benjamin Archibald		July 19, 2018
Benjamin Archibald (Attorney-In-Fact)

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